Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000159198
Shareholder Report [Line Items]
Fund Name	Quantified Alternative Investment Fund
Trading Symbol	QALAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Alternative Investment Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$203	2.02%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund rose by 0.77% for the year. The S&P 500 Index, the Fund’s benchmark, gained 15.16% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds.

Techniques

The Fund Rose 0.21% for the third quarter of 2024, underperforming the S&P 500’s 5.89% gain. The Fund’s cash position was 15.63% at the beginning of July, 14.98% in August, and 31.18% in September. The Fund’s NASDAQ Futures hedging exposure and actively traded long-term government bond futures negatively impacted performance during the quarter. For the fourth quarter of 2024, the Fund fell -2.99%, while the S&P gained 2.41%. The Fund’s cash position increased from 7.16% at the beginning of October to 7.99% at the beginning of November and 10.33% at the start of December. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government bond futures positively contributed to its performance for the quarter.

The Fund returned -0.22% for the first quarter of 2025, outperforming the S&P 500 which lost -4.27%. The Fund’s cash position rose from 14.28% at the beginning of January to 18.51% at the beginning of February, and 18.66% at the beginning of March. Its NASDAQ futures hedging exposure detracted from performance, while its actively traded long-term government bond futures contributed positively. The Fund gained 3.88% for the second quarter, underperforming the S&P 500 Index, which gained 10.94%. The Fund’s cash position was 16.9% at the beginning of April, rose to 31.11% at the beginning of May, and declined to 17.46% at the beginning of June. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government bond futures contributed positively to performance for this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Alternative Investment Fund	0.77%	5.22%	2.64%
S&P 500 Index TR	15.16%	16.64%	14.65%

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,110,652
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 149,760
InvestmentCompanyPortfolioTurnover	659.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$5,110,652 Number of Portfolio Holdings49 Advisory Fee $149,760 Portfolio Turnover659%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Private Investment Funds	5.7%
Money Market Funds	7.7%
Collateral for Securities Loaned	16.5%
Exchange-Traded Funds	70.1%

Instrument Type Weighting (% of total (including notional) exposure)

Value	Value
Alternative	5%
Private Investment Funds	6%
Equity Index	7%
Bond	8%
Cash & Equivalent	9%
Fixed Income - Other	26%
Equities	39%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	19.4%
Hyperion Fund LLC	6.6%
SPDR Bloomberg Convertible Securities ETF	5.6%
Fidelity MSCI Industrials Index ETF	5.4%
ProShares DJ Brookfield Global Infrastructure ETF	4.9%
iShares Convertible Bond ETF	4.8%
iShares MSCI Qatar ETF	4.8%
Fidelity Government Portfolio, Class I	4.5%
First American Government Obligations Fund, Class Z	4.5%
iShares 0-5 Year TIPS Bond ETF	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000129685
Shareholder Report [Line Items]
Fund Name	Quantified Alternative Investment Fund
Trading Symbol	QALTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Alternative Investment Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$139	1.38%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund rose by 1.48% for the year. The S&P 500 Index, the Fund’s benchmark, gained 15.16% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds.

Techniques

The Fund Rose 0.42% for the third quarter of 2024, underperforming the S&P 5.89% gain. The Fund’s cash position was 15.63% at the beginning of July, 14.98% in August, and 31.18% in September. The Fund’s NASDAQ Futures hedging exposure and actively traded long-term government bond futures negatively impacted performance during the quarter. For the fourth quarter of 2024, the Fund fell -2.89%, while the S&P gained 2.41%. The Fund’s cash position increased from 7.16% at the beginning of October to 7.99% at the beginning of November and 10.33% at the start of December. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government bond futures positively contributed to its performance for the quarter.

The Fund returned 0.00% for the first quarter of 2025, outperforming the S&P 500 which lost 4.27%. The Fund’s cash position rose from 14.28% at the beginning of January to 18.51% at the beginning of February, and 18.66% at the beginning of March. Its NASDAQ futures hedging exposure detracted from performance, while its actively traded long-term government bond futures contributed positively. The Fund gained 4.06% for the second quarter, underperforming the S&P 500 Index, which gained 10.94%. The Fund’s cash position was 16.9% at the beginning of April, rose to 31.11% at the beginning of May, and declined to 17.46% at the beginning of June. Both the Fund’s NASDAQ futures hedging exposure and its actively traded long-term government bond futures contributed positively to performance for this period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Quantified Alternative Investment Fund	1.48%	5.83%	2.48%
S&P 500 Index TR	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 5,110,652
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 149,760
InvestmentCompanyPortfolioTurnover	659.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$5,110,652 Number of Portfolio Holdings49 Advisory Fee $149,760 Portfolio Turnover659%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Private Investment Funds	5.7%
Money Market Funds	7.7%
Collateral for Securities Loaned	16.5%
Exchange-Traded Funds	70.1%

Instrument Type Weighting (% of total (including notional) exposure)

Value	Value
Alternative	5%
Private Investment Funds	6%
Equity Index	7%
Bond	8%
Cash & Equivalent	9%
Fixed Income - Other	26%
Equities	39%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	19.4%
Hyperion Fund LLC	6.6%
SPDR Bloomberg Convertible Securities ETF	5.6%
Fidelity MSCI Industrials Index ETF	5.4%
ProShares DJ Brookfield Global Infrastructure ETF	4.9%
iShares Convertible Bond ETF	4.8%
iShares MSCI Qatar ETF	4.8%
Fidelity Government Portfolio, Class I	4.5%
First American Government Obligations Fund, Class Z	4.5%
iShares 0-5 Year TIPS Bond ETF	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000213661
Shareholder Report [Line Items]
Fund Name	Quantified Common Ground Fund
Trading Symbol	QCGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Common Ground Fund for the period of January 31, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$88	2.23%Footnote Reference*

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	2.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund declined by –6.21% for the period, due in part to its underperformance in the second quarter of 2025. The S&P Composite 1500 Total Return Index, the Fund’s benchmark, gained 2.68% for the same period.

Strategy

The Quantified Common Ground Fund invests in securities of issuers that can be considered compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards and is actively managed.

Techniques

The Fund actively sought the best opportunities in the evolving market throughout the period. The Fund favored Consumer Staples for the first quarter of 2025. The Fund was primarily invested in equities at the start of April, continuing to favor the Consumer Staples sector, with only a 7.86% allocation to cash. After April’s volatility, the Fund shifted to a more defensive stance in May, with a combined cash and bond position of 23.72%. It maintained that defensive posture in June, ending the period with a combined cash and bond position of 28.82%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Common Ground Fund	S&P Composite 1500® Index
Jan-2025	$10,000	$10,000
Jun-2025	$9,379	$10,268

Average Annual Return [Table Text Block]
Since Inception (January 31, 2025)
Quantified Common Ground Fund	-6.21%
S&P Composite 1500® Index	2.68%

Performance Inception Date	Jan. 31, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 118,129,657
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,507,784
InvestmentCompanyPortfolioTurnover	711.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$118,129,657
Number of Portfolio Holdings	42
Advisory Fee	$1,507,784
Portfolio Turnover	711%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.1%
Common Stocks	68.0%
Exchange-Traded Funds	24.5%
Money Market Funds	2.4%

Sector Weighting (% of total investments)

Value	Value
Materials	0.7%
Energy	1.0%
Financials	2.8%
Technology	4.6%
Industrials	4.6%
Money Market	7.5%
Real Estate	10.9%
Health Care	12.7%
Consumer Staples	14.5%
Utilities	16.2%
Fixed Income	24.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 7-10 Year Treasury Bond ETF	25.8%
ALLETE, Inc.	7.0%
Mount Vernon Liquid Assets Portfolio	5.4%
Amedisys, Inc.	5.3%
Cencora, Inc.	4.5%
Southern Company (The)	3.2%
Hormel Foods Corporation	3.0%
Realty Income Corporation	2.7%
CME Group, Inc.	2.7%
California Water Service Group	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000213660
Shareholder Report [Line Items]
Fund Name	Quantified Common Ground Fund
Trading Symbol	QCGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Common Ground Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$158	1.59%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund declined by –1.79% for the period, due in part to its underperformance in the second quarter of 2025. The S&P Composite 1500 Total Return Index, the Fund’s benchmark, gained 14.48% for the same period.

Strategy

The Quantified Common Ground Fund invests in securities of issuers that can be considered compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards and is actively managed.

Techniques

The Fund actively sought the best opportunities in the evolving market throughout the period.  It favored Industrials in July and August 2024, shifting to Financials in September.  The portfolio managers continued to focus on Financials from October through November, shifting to Consumer Staples in December, and the first quarter of 2025.  The Fund was primarily invested in equities at the start of April, continuing to favor the Consumer Staples sector, with only a 7.86% allocation to cash. After April’s volatility, the Fund shifted to a more defensive stance in May, with a combined cash and bond position of 23.72%. It maintained that defensive posture in June, ending the period with a combined cash and bond position of 28.82%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Common Ground Fund	S&P Composite 1500® Index
Dec-2019	$10,000	$10,000
Jun-2020	$9,370	$9,570
Jun-2021	$13,023	$13,601
Jun-2022	$13,851	$12,103
Jun-2023	$14,044	$14,431
Jun-2024	$16,599	$17,826
Jun-2025	$16,302	$20,406

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (December 27, 2019)
Quantified Common Ground Fund	-1.79%	11.71%	9.28%
S&P Composite 1500® Index	14.48%	16.35%	13.82%

Performance Inception Date	Dec. 27, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 118,129,657
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,507,784
InvestmentCompanyPortfolioTurnover	711.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$118,129,657
Number of Portfolio Holdings	42
Advisory Fee	$1,507,784
Portfolio Turnover	711%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.1%
Common Stocks	68.0%
Exchange-Traded Funds	24.5%
Money Market Funds	2.4%

Sector Weighting (% of total investments)

Value	Value
Materials	0.7%
Energy	1.0%
Financials	2.8%
Technology	4.6%
Industrials	4.6%
Money Market	7.5%
Real Estate	10.9%
Health Care	12.7%
Consumer Staples	14.5%
Utilities	16.2%
Fixed Income	24.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares 7-10 Year Treasury Bond ETF	25.8%
ALLETE, Inc.	7.0%
Mount Vernon Liquid Assets Portfolio	5.4%
Amedisys, Inc.	5.3%
Cencora, Inc.	4.5%
Southern Company (The)	3.2%
Hormel Foods Corporation	3.0%
Realty Income Corporation	2.7%
CME Group, Inc.	2.7%
California Water Service Group	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000253434
Shareholder Report [Line Items]
Fund Name	Quantified Eckhardt Managed Futures Strategy Fund
Trading Symbol	QETAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Eckhardt Managed Futures Strategy Fund for the period of January 31, 2025 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$86	2.24%Footnote Reference*

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	2.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (January 31, 2025)
Quantified Eckhardt Managed Futures Strategy Fund	-12.76%
S&P 500 Index TR	3.33%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jan. 31, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 39,025,458
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 295,200
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,025,458
Number of Portfolio Holdings	4
Advisory Fee	$295,200
Portfolio Turnover	161%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	52.1%
Private Investment Funds	47.9%

Sector Weighting (% of total investments)

Value	Value
Private Investment Funds	48%
Cash & Equivalent	52%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Class I	51.2%
Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	31.7%
Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund	16.2%
First American Government Obligations Fund, Class X	0.9%

C000253435
Shareholder Report [Line Items]
Fund Name	Quantified Eckhardt Managed Futures Strategy Fund
Trading Symbol	QETCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Eckhardt Managed Futures Strategy Fund for the period of October 16, 2024 (commencement of operations) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$106	1.60%Footnote Reference*

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (October 16, 2024)
Quantified Eckhardt Managed Futures Strategy Fund	-10.82%
S&P 500 Index TR	7.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 39,025,458
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 295,200
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,025,458
Number of Portfolio Holdings	4
Advisory Fee	$295,200
Portfolio Turnover	161%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	52.1%
Private Investment Funds	47.9%

Sector Weighting (% of total investments)

Value	Value
Private Investment Funds	48%
Cash & Equivalent	52%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio, Class I	51.2%
Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	31.7%
Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund	16.2%
First American Government Obligations Fund, Class X	0.9%

C000213662
Shareholder Report [Line Items]
Fund Name	Quantified Evolution Plus Fund
Trading Symbol	QEVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Evolution Plus Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$167	1.67%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund rose by 0.47% for the period but underperformed its benchmark primarily in the quarter ending June 30. 2025. The S&P 500 Index, the Fund’s benchmark, gained 15.16% for the same period.

Strategy

The Quantified Evolution Plus Fund utilizes a strategy that seeks strong absolute risk-adjusted returns on a wide variety of asset classes

Techniques

The Fund gained 8.35% in the third quarter of 2024. During this period, the Fund’s largest allocation was to gold; it also allocated to the S&P 500, the NASDAQ 100, real estate, European and emerging market equities, and long-term Treasuries. The Fund continued to focus on gold in the fourth quarter, but also allocated to the S&P 500, the NASDAQ 100, and real estate. During the first quarter of 2025, in addition to having its largest average allocation in gold, the Fund maintained positions in the S&P 500, the NASDAQ 100, real estate and European equities. In early April, the Fund experienced losses due to its heavy exposures to gold and European equities. The Fund quickly shifted into more defensive positions, which limited its participation in the market’s recovery throughout the rest of the month. In May and June, the Fund maintained a heavy tilt toward intermediate-term U.S. Treasury bonds, which lagged equities and contributed to underperformance during the quarter.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Evolution Plus Fund	S&P 500 Index TR
Sep-2019	$10,000	$10,000
Jun-2020	$8,913	$10,571
Jun-2021	$10,116	$14,883
Jun-2022	$9,275	$13,303
Jun-2023	$8,676	$15,910
Jun-2024	$9,212	$19,817
Jun-2025	$9,255	$22,822

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 30, 2019)
Quantified Evolution Plus Fund	0.47%	0.76%	-1.34%
S&P 500 Index TR	15.16%	16.64%	15.43%

Performance Inception Date	Sep. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 12,548,335
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 286,793
InvestmentCompanyPortfolioTurnover	1708.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,548,335
Number of Portfolio Holdings	9
Advisory Fee	$286,793
Portfolio Turnover	1,708%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.4%
Exchange-Traded Funds	0.7%
Money Market Funds	98.9%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs – Commodities	8.0%
Cash & Cash Equivalents	39.0%
Futures (Treasuries)	53.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.180%,	43.1%
First American Government Obligations Fund Class Z, 4.173%,	43.1%
First American Government Obligations Fund, 4.213%,	9.9%
iShares 7-10 Year Treasury Bond ETF	0.7%
Mount Vernon Liquid Assets Portfolio, 4.500%,	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000245743
Shareholder Report [Line Items]
Fund Name	Quantified Global Fund
Trading Symbol	QGBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Global Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$173	1.61%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund rose by 14.62% for the period. The MSCI ACWI, the Fund’s benchmark, gained 16.17% for the same period.

Strategy

The Quantified Global Fund invests seeks to provide foreign exposure (at least 40% under normal circumstances) using a dynamic tactical strategy.

Techniques

In actively seeking the best opportunities in the market environment, the Fund favored Financials in July 2024; Energy in August; Consumer Stables in September and October; Materials in November; and Health Care in December. In January 2025, the Fund focused on Utilities in January; Financials in February, March and April; Consumer Staples in May; and Financials once more in June. At the end of the period, the Fund held 11.76% of its assets in cash.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Global Fund	MSCI ACWI Index Net
Nov-2023	$10,000	$10,000
Jun-2024	$10,780	$11,705
Jun-2025	$12,356	$13,597

Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 29, 2023)
Quantified Global Fund	14.62%	14.27%
MSCI ACWI Index Net	16.17%	21.37%

Performance Inception Date	Nov. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 79,273,491
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 271,360
InvestmentCompanyPortfolioTurnover	982.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$79,273,491
Number of Portfolio Holdings	49
Advisory Fee	$271,360
Portfolio Turnover	982%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.1%
Money Market Funds	14.9%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Other Countries	8.4%
Bermuda	3.5%
Germany	4.6%
Korea (Republic Of)	4.9%
Italy	6.5%
Cayman Islands	8.6%
Japan	11.7%
Brazil	12.3%
United Kingdom	12.3%
Chile	12.4%
United States	14.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund - Class Z	7.4%
Fidelity Government Portfolio - Class I	7.4%
Shell PLC	6.7%
Takeda Pharmaceutical Company Ltd.	6.7%
Eni SpA	6.5%
SAP S.E.	4.6%
Shinhan Financial Group Company Ltd.	4.4%
Banco de Chile	4.2%
TIM S.A.	4.1%
Banco Santander Chile	4.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000226634
Shareholder Report [Line Items]
Fund Name	Quantified Government Income Tactical Fund
Trading Symbol	QGITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Government Income Tactical Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$165	1.61%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 4.46% for the period. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 6.08% for the year.

Strategy

The Quantified Government Tactical Income Fund is designed for investors seeking aggressive growth using U.S. government bond vehicles for trading.

Techniques

The Fund gained 0.86% for the third quarter of 2024, underperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which gained 5.20%.  The Fund maintained a long bias toward long-term Treasurys but took short positions at the start of each month.  It primarily used long-term Treasurys for exposure to bond markets during the quarter.  The Fund gained 0.45% for the fourth quarter, outperforming the Bloomberg U.S. Aggregate Bond Index which fell by -3.06%.  The Fund maintained a long bias for long-term Treasurys throughout the quarter but briefly held short positions early on. The Fund’s long bias was represented by a partial exposure that ranged from a maximum long position of 85% to a minimum long exposure of 3.9%.  The Fund rose 2.66% for the first quarter of 2025, underperforming its benchmark which gained 2.78%.  The Fund maintained a long bias for long-term Treasurys throughout the quarter but entered short positions at the beginning of each month.  The Fund rose 0.43% for the second quarter of this year, underperforming the Bloomberg U.S. Aggregate Bond Index which earned1.21%.  The Fund shifted exposure between inverse and leveraged positions throughout the quarter.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Government Income Tactical Fund	Bloomberg U.S. Aggregate Bond Index
Apr-2021	$10,000	$10,000
Jun-2021	$10,090	$10,076
Jun-2022	$9,581	$9,039
Jun-2023	$8,183	$8,955
Jun-2024	$7,445	$9,190
Jun-2025	$7,777	$9,749

Average Annual Return [Table Text Block]
	1 Year	Since Inception (April 15, 2021)
Quantified Government Income Tactical Fund	4.46%	-5.80%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.60%

Performance Inception Date	Apr. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 42,119,015
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 345,404
InvestmentCompanyPortfolioTurnover	415.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$42,119,015
Number of Portfolio Holdings	4
Advisory Fee	$345,404
Portfolio Turnover	415%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Bond	18%
Cash & Equivalent	82%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.180%,	48.1%
First American Government Obligations Fund Class Z, 4.173%,	48.1%
iShares 20+ Year Treasury Bond ETF	0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000159195
Shareholder Report [Line Items]
Fund Name	Quantified Managed Income Fund
Trading Symbol	QBDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Managed Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$203	1.98%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 5.40% for the period.  The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08% for the year.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted portfolio that is actively managed.

Techniques

The Fund gained 3.47% for the third quarter of 2024. Its benchmark, the Bloomberg U.S. Aggregate Bond Market Index, gained 5.19%. The Fund’s dividend-paying stock sleeve, which remained primarily market neutral to reduce volatility, was the best-performing component. The Fund’s rotational ETF sleeve, using average cash exposure to manage risk, was up this quarter but underperformed the Fund’s benchmark. The Fund’s high-yield bond trading sleeve and actively traded long-term government-bond futures overlay both underperformed the Fund’s benchmark during the third quarter. The Fund lost -1.76% for the fourth quarter 0f 2024, outperforming its benchmark which lost -3.06%. The Fund’s actively traded long-term government-bond futures overlay was the best performing component, outperforming the Fund’s benchmark. The Fund’s strategic high-yield bond trading sleeve and its rotational component, which used average cash exposure to manage risk, outperformed the Fund’s benchmark. The Fund’s dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, was the only component to underperform the Fund’s benchmark for the fourth quarter.

The Fund gained 2.41% for the first quarter of 2025, slightly trailing the Bloomberg U.S. Aggregate Bond Market Index, which gained 2.78%. The Fund’s actively traded long-term government-bond futures overlay was its best-performing component, outperforming the benchmark. The strategic high-yield bond trading sleeve and the rotational component, which used average cash exposure to manage risk, posted gains but underperformed the benchmark. The dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, outperformed the benchmark for the first quarter. The Fund gained 1.98% for the second quarter of 2025, outperforming its benchmark, which gained 1.21% for the quarter. The Fund’s actively traded long-term government-bond futures overlay was its best-performing component, significantly outperforming the benchmark. The dividend-paying stock sleeve was the worst performing component for the quarter. The Fund built up a sizable cash position in April and began deploying some of that cash in late May.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Mar-2016	$10,000	$10,000
Jun-2016	$10,332	$10,281
Jun-2017	$10,674	$10,249
Jun-2018	$10,496	$10,208
Jun-2019	$11,142	$11,011
Jun-2020	$10,501	$11,974
Jun-2021	$10,223	$11,934
Jun-2022	$10,072	$10,706
Jun-2023	$9,667	$10,605
Jun-2024	$9,763	$10,884
Jun-2025	$10,290	$11,546

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Managed Income Fund	5.40%	-0.40%	0.31%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.56%

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 109,136,997
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,148,571
InvestmentCompanyPortfolioTurnover	826.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$109,136,997
Number of Portfolio Holdings	46
Advisory Fee	$1,148,571
Portfolio Turnover	826%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Reit	0.9%
Common Stocks	7.8%
Collateral for Securities Loaned	15.9%
Money Market Funds	23.2%
Exchange-Traded Funds	52.2%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Futures (S&P 500)	5%
Equities (Energy)	6%
Equities - Technology	8%
Futures (Long Bond)	12%
Cash & Cash Equivalents	24%
Fixed Income - Other	45%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	18.7%
iShares 7-10 Year Treasury Bond ETF	17.3%
Fidelity Government Portfolio - Class I	13.6%
First American Government Obligations Fund - Class Z	13.6%
Vanguard Intermediate-Term Bond ETF	6.8%
Alerian MLP ETF	6.8%
Vanguard Short-Term Corporate Bond ETF	6.8%
iShares Floating Rate Bond ETF	6.8%
SPDR Bloomberg High Yield Bond ETF	4.0%
SPDR Bloomberg Convertible Securities ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000129682
Shareholder Report [Line Items]
Fund Name	Quantified Managed Income Fund
Trading Symbol	QBDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Managed Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$138	1.34%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 6.16% for the period. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08% for the year.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted portfolio that is actively managed.

Techniques

The Fund gained 3.47% for the third quarter of 2024.  Its benchmark, the Bloomberg U.S. Aggregate Bond Market Index, gained 5.19%.  The Fund’s dividend-paying stock sleeve, which remained primarily market neutral to reduce volatility, was the best-performing component.  The Fund’s rotational ETF sleeve, using average cash exposure to manage risk, was up this quarter but underperformed the Fund’s benchmark.  The Fund’s high-yield bond trading sleeve and actively traded long-term government-bond futures overlay both underperformed the Fund’s benchmark during the third quarter.  The Fund lost -1.76% for the fourth quarter 0f 2024, outperforming its benchmark which lost -3.06%.  The Fund’s actively traded long-term government-bond futures overlay was the best performing component, outperforming the Fund’s benchmark.  The Fund’s strategic high-yield bond trading sleeve and its rotational component, which used average cash exposure to manage risk, outperformed the Fund’s benchmark.  The Fund’s dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, was the only component to underperform the Fund’s benchmark for the fourth quarter.

The Fund gained 2.41% for the first quarter of 2025, slightly trailing the Bloomberg U.S. Aggregate Bond Market Index, which gained 2.78%. The Fund’s actively traded long-term government-bond futures overlay was its best-performing component, outperforming the benchmark. The strategic high-yield bond trading sleeve and the rotational component, which used average cash exposure to manage risk, posted gains but underperformed the benchmark. The dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, outperformed the benchmark for the first quarter. The Fund gained 1.98% for the second quarter of 2025, outperforming its benchmark, which gained 1.21% for the quarter. The Fund’s actively traded long-term government-bond futures overlay was its best-performing component, significantly outperforming the benchmark. The dividend-paying stock sleeve was the worst performing component for the quarter. The Fund built up a sizable cash position in April and began deploying some of that cash in late May.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,389	$10,600
Jun-2017	$10,818	$10,567
Jun-2018	$10,711	$10,525
Jun-2019	$11,449	$11,353
Jun-2020	$10,855	$12,345
Jun-2021	$10,647	$12,304
Jun-2022	$10,552	$11,038
Jun-2023	$10,179	$10,934
Jun-2024	$10,343	$11,222
Jun-2025	$10,981	$11,904

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Quantified Managed Income Fund	6.16%	0.23%	0.94%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 109,136,997
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,148,571
InvestmentCompanyPortfolioTurnover	826.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$109,136,997
Number of Portfolio Holdings	46
Advisory Fee	$1,148,571
Portfolio Turnover	826%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Reit	0.9%
Common Stocks	7.8%
Collateral for Securities Loaned	15.9%
Money Market Funds	23.2%
Exchange-Traded Funds	52.2%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Futures (S&P 500)	5%
Equities (Energy)	6%
Equities - Technology	8%
Futures (Long Bond)	12%
Cash & Cash Equivalents	24%
Fixed Income - Other	45%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	18.7%
iShares 7-10 Year Treasury Bond ETF	17.3%
Fidelity Government Portfolio - Class I	13.6%
First American Government Obligations Fund - Class Z	13.6%
Vanguard Intermediate-Term Bond ETF	6.8%
Alerian MLP ETF	6.8%
Vanguard Short-Term Corporate Bond ETF	6.8%
iShares Floating Rate Bond ETF	6.8%
SPDR Bloomberg High Yield Bond ETF	4.0%
SPDR Bloomberg Convertible Securities ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000159197
Shareholder Report [Line Items]
Fund Name	Quantified Market Leaders Fund
Trading Symbol	QMLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Market Leaders Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$187	1.94%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned -7.43% for the period, underperforming its benchmarks.  The Fund’s primary benchmark, the MSCI ACWI Index returned 16.17%, and the Morningstar Aggressive Target Risk Index, a secondary benchmark, returned 16.75% for the year.

Strategy

The Quantified Market Leaders Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund declined -3.53% in the third quarter of 2024, underperforming its primary benchmark, the MSCI ACWI, which rose by 6.61%. At the start of the quarter, the Fund was heavily weighted in the Technology sector (26%) and Large-Cap Growth (20%) with a market exposure of 156%. In mid-July 2024, the market fell 9.5%, leading to a 15.3% decline for the Fund. Despite reducing market exposure, the Fund’s prominent positions in Technology and Large-Cap Growth resulted in a more significant loss. However, leadership changed, and the Fund adapted by shifting into Financials and Small-Cap and Mid-Cap stocks, gaining 6.45% between the July sell-off and the end of the third quarter. In the fourth quarter, the Fund rose 4.04%, outperforming its primary benchmark, which lost -0.99%. Throughout the fourth quarter, the Fund was weighted heavily to Small-Cap and Mid-Cap stocks, 33.6% unleveraged, and 26% unleveraged in the S&P 500 Index. In the first two months of the quarter, the Fund participated fully in the election rally, gaining 11.46%. However, an unusually volatile December, which ended with markets closing at monthly lows, erased 6.36% of the overall gains. The Fund maintained a market exposure of 156% for all but the last week of the quarter.

The Fund fell -10.92 % in the first quarter of 2025, underperforming its benchmark, the S&P 500, which fell -4.27%.  At the start of the quarter, the Fund was weighted heavily to Large-Cap and Mid-Cap stocks at 31.2% and 23.4% respectively.  It gained 3.61% during the early rally but gave back those gains – and more – in the second half of the quarter.  The Fund maintained 156% market exposure for the first two weeks, then began building a defensive position in cash.  The Fund gained 3.55% in the second quarter of the year, underperforming the S&P 500, which gained 10.94%.  It was active in April, as it adjusted to market volatility early in the month.  A sharp market rebound later in the month caused the Fund to lag the broader market.  However, performance improved in May and June as the fund rebuilt its market exposure near the end of April and started using leverage in early May.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Market Leaders Fund	MSCI ACWI Index Net	Morningstar Aggressive Target Risk Index
Mar-2016	$10,000	$10,000	$10,000
Jun-2016	$10,290	$10,137	$10,270
Jun-2017	$11,838	$12,041	$12,143
Jun-2018	$14,038	$13,333	$13,529
Jun-2019	$13,088	$14,099	$14,351
Jun-2020	$15,297	$14,396	$14,235
Jun-2021	$24,510	$20,049	$19,846
Jun-2022	$17,380	$16,891	$16,750
Jun-2023	$19,160	$19,683	$19,136
Jun-2024	$21,678	$23,497	$21,982
Jun-2025	$20,068	$27,296	$25,664

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Market Leaders Fund	-7.43%	5.58%	7.79%
MSCI ACWI Index Net	16.17%	13.65%	11.42%
Morningstar Aggressive Target Risk Index	16.75%	12.51%	10.68%

Performance Inception Date	Mar. 18, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 124,565,333
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,036,759
InvestmentCompanyPortfolioTurnover	1119.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$124,565,333
Number of Portfolio Holdings	17
Advisory Fee	$1,036,759
Portfolio Turnover	1,119%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	13.4%
Collateral for Securities Loaned	25.1%
Exchange-Traded Funds	61.5%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs - Equities (Large Cap Growth)	7%
Consumer Cyclical	11%
Money Market Funds	12%
ETFs - Equities (Mid Cap Growth)	15%
ETFs – Equities (International)	22%
ETFs - Equities (Technology)	33%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	32.3%
iShares MSCI EAFE ETF	22.7%
Communication Services Select Sector SPDR Fund	19.3%
Consumer Discretionary Select Sector SPDR Fund	18.6%
iShares MSCI Emerging Markets ETF	15.2%
Fidelity Government Portfolio, Class I	8.6%
First American Government Obligations Fund, Class Z	8.5%
Technology Select Sector SPDR Fund	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000129684
Shareholder Report [Line Items]
Fund Name	Quantified Market Leaders Fund
Trading Symbol	QMLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Market Leaders Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$129	1.34%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned -6.91% for the period, underperforming its benchmarks. The Fund’s primary benchmark, the MSCI ACWI Index returned 16.17%, and the Morningstar Aggressive Target Risk Index, a secondary benchmark, returned 16.75% for the year.

Strategy

The Quantified Market Leaders Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund declined -3.45% in the third quarter of 2024, underperforming its primary benchmark, the MSCI ACWI, which rose by 6.61%. At the start of the quarter, the Fund was heavily weighted in the Technology sector (26%) and Large-Cap Growth (20%) with a market exposure of 156%. In mid-July 2024, the market fell 9.5%, leading to a 15.3% decline for the Fund. Despite reducing market exposure, the Fund’s prominent positions in Technology and Large-Cap Growth resulted in a more significant loss. However, leadership changed, and the Fund adapted by shifting into Financials and Small-Cap and Mid-Cap stocks, gaining 6.45% between the July sell-off and the end of the third quarter. In the fourth quarter, the Fund rose 4.22%, outperforming its primary benchmark, which lost -0.99%. Throughout the fourth quarter, the Fund was weighted heavily to Small-Cap and Mid-Cap stocks, 33.6% unleveraged, and 26% unleveraged in the S&P 500 Index. In the first two months of the quarter, the Fund participated fully in the election rally, gaining 11.46%. However, an unusually volatile December, which ended with markets closing at monthly lows, erased 6.36% of the overall gains. The Fund maintained a market exposure of 156% for all but the last week of the quarter.

The Fund fell -10.74% in the first quarter of 2025, underperforming its benchmark, the S&P 500, which fell -4.27%.  At the start of the quarter, the Fund was weighted heavily to Large-Cap and Mid-Cap stocks at 31.2% and 23.4% respectively.  It gained 3.61% during the early rally but gave back those gains – and more – in the second half of the quarter.  The Fund maintained 156% market exposure for the first two weeks, then began building a defensive position in cash.  The Fund gained 3.65% in the second quarter of the year, underperforming the S&P 500, which gained 10.94%.  It was active in April, as it adjusted to market volatility early in the month.  A sharp market rebound later in the month caused the Fund to lag the broader market.  However, performance improved in May and June as the fund rebuilt its market exposure near the end of April and started using leverage in early May.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Market Leaders Fund	MSCI ACWI Index Net	Morningstar Aggressive Target Risk Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$9,544	$9,627	$9,830
Jun-2017	$11,052	$11,436	$11,622
Jun-2018	$13,190	$12,662	$12,949
Jun-2019	$12,375	$13,389	$13,735
Jun-2020	$14,538	$13,672	$13,625
Jun-2021	$23,397	$19,040	$18,995
Jun-2022	$16,695	$16,041	$16,031
Jun-2023	$18,508	$18,693	$18,315
Jun-2024	$21,077	$22,315	$21,039
Jun-2025	$19,621	$25,923	$24,564

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Quantified Market Leaders Fund	-6.91%	6.18%	6.97%
MSCI ACWI Index Net	16.17%	13.65%	9.99%
Morningstar Aggressive Target Risk Index	16.75%	12.51%	9.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 124,565,333
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 1,036,759
InvestmentCompanyPortfolioTurnover	1119.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$124,565,333
Number of Portfolio Holdings	17
Advisory Fee	$1,036,759
Portfolio Turnover	1,119%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	13.4%
Collateral for Securities Loaned	25.1%
Exchange-Traded Funds	61.5%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs - Equities (Large Cap Growth)	7%
Consumer Cyclical	11%
Money Market Funds	12%
ETFs - Equities (Mid Cap Growth)	15%
ETFs – Equities (International)	22%
ETFs - Equities (Technology)	33%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	32.3%
iShares MSCI EAFE ETF	22.7%
Communication Services Select Sector SPDR Fund	19.3%
Consumer Discretionary Select Sector SPDR Fund	18.6%
iShares MSCI Emerging Markets ETF	15.2%
Fidelity Government Portfolio, Class I	8.6%
First American Government Obligations Fund, Class Z	8.5%
Technology Select Sector SPDR Fund	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000213664
Shareholder Report [Line Items]
Fund Name	Quantified Pattern Recognition Fund
Trading Symbol	QSPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Pattern Recognition Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$171	1.61%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 12.55% for the period. The S&P 500 Total Return Index, the Fund’s primary benchmark, returned 15.16% for the same period. The Fund’s secondary benchmark, a blended index of 50% each of the S&P 500 Total Return Index and the Bloomberg U.S. Aggregate Bond Index, was up 10.72% for the 12 months.

Strategy

The Quantified Pattern Recognition Fund seeks out daily patterns in the stock market that have been found to be determinative of probable future price direction.

Techniques

The Fund gained 5.01% for the third quarter of 2024, slightly underperforming its primary benchmark, the S&P 500 Total Return Index, which gained 5.89%. The Fund identified that the market was trending at the start of the third quarter and maintained 160% exposure through mid-July. When the market started to pull back in July, the Fund reduced its exposure and was in cash by August 2. It began returning to the market shortly after but returned to cash midway through August. The Fund then sought mean-reversion trades for the rest of the quarter and ended September with short positions. The Fund rose 1.76% for the quarter, underperforming its benchmark, the S&P500 TR, which gained 2.41%. The Fund started the quarter primarily seeking mean-reversion patterns, starting with a long position of 11.0%. By the end of October, it had shifted to a maximum short exposure of 130%. From the end of November through the end of the quarter, the Fund returned to a long bias.

The Fund fell -2.66% for the first quarter of 2025, outperforming the S&P 500 TR Index which lost -4.27%. The Fund started the quarter in a leverage position but reduced exposure to below 100% at the end of January, where it remained for most of the quarter. In March, the Fund began taking small short positions in response to elevated market volatility. The Fund rose 8.19% for the second quarter of 2025, trailing the S&P 500 which gained 10.94%. The Fund used both leveraged and inverse positions throughout the quarter. It spent most of the quarter in long positions, outperforming in April but trailing in May and June.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Pattern Recognition Fund	S&P 500 Index TR	50/50 S&P 500/Bloomberg Aggregate Bond
Aug-2019	$10,000	$10,000	$10,000
Sep-2019	$10,270	$10,187	$10,067
Dec-2019	$11,150	$11,111	$10,526
Mar-2020	$9,530	$8,934	$9,619
Jun-2020	$10,890	$10,769	$10,729
Sep-2020	$10,817	$11,730	$11,245
Dec-2020	$11,111	$13,155	$11,964
Mar-2021	$12,422	$13,968	$12,126
Jun-2021	$13,962	$15,162	$12,752
Sep-2021	$13,785	$15,250	$12,797
Dec-2021	$14,875	$16,932	$13,496
Mar-2022	$12,978	$16,153	$12,794
Jun-2022	$10,962	$13,552	$11,452
Sep-2022	$11,041	$12,891	$10,909
Dec-2022	$12,124	$13,865	$11,436
Mar-2023	$13,377	$14,905	$12,033
Jun-2023	$14,829	$16,208	$12,503
Sep-2023	$14,209	$15,677	$12,099
Dec-2023	$13,803	$17,510	$13,218
Mar-2024	$16,040	$19,358	$13,854
Jun-2024	$15,340	$20,188	$14,155
Sep-2024	$16,108	$21,376	$14,940
Dec-2024	$16,393	$21,891	$14,890
Mar-2025	$15,957	$20,956	$14,779
Jun-2025	$17,264	$23,249	$15,672

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (August 30, 2019)
Quantified Pattern Recognition Fund	12.55%	9.65%	9.81%
S&P 500 Index TR	15.16%	16.64%	15.55%
50/50 S&P 500/Bloomberg Aggregate Bond	10.72%	7.87%	8.02%

Performance Inception Date	Aug. 30, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 47,239,439
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 369,115
InvestmentCompanyPortfolioTurnover	889.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$47,239,439
Number of Portfolio Holdings	3
Advisory Fee	$369,115
Portfolio Turnover	889%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Private Investment Funds	6.5%
Money Market Funds	93.5%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Private Investment Funds	6%
Cash & Equivalent	94%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.180%,	45.7%
First American Government Obligations Fund Class Z, 4.173%,	45.7%
Hyperion Fund LLC	6.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000226637
Shareholder Report [Line Items]
Fund Name	Quantified Rising Dividend Tactical Fund
Trading Symbol	QRDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Rising Dividend Tactical Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$167	1.63%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 4.96% for the period. The S&P 500 Total Return Index, the Fund’s benchmark, returned 15.16% for the year.

Strategy

The Quantified Rising Dividend Tactical Fund strives to build a portfolio of domestic and international ETF’s that hold strong companies with rising dividends which is actively managed.

Techniques

The Fund rose 11.39% in the third quarter of 2024, outperforming its benchmark, the S&P 500 Total Return Index, which gained 5.89%.  Despite having 140% market exposure, the Fund declined just 7.4% during the 8.5% sell-off in the S&P 500 in July.  Four of the five Fund holdings outperformed the S&P 500 for the quarter.  The most significant fund position was the Equity Weighted S&P 500, which rose 9.5%.  The Fund declined 3.64% in the fourth quarter of 2024, underperforming its benchmark which gained 2.41%.  The Fund maintained a 140% market exposure, with its largest  position (60%) in the Equity Weighted S&P 500, which lost 1.85%.

The Fund fell -0.74% in the first quarter, outperforming the S&P 500, which fell -4.27%. The Fund maintained 140% market exposure, with its most significant position (60%) in the Equally Weighted S&P 500, which lost -0.67%. The Fund fell -1.48% in the second quarter, underperforming its benchmark, which gained 10.94%. The Fund remained defensive through most of April, with 75% allocated to cash. Toward the end of the month, it shifted to its most bullish stance, reaching 140% invested. Its positions included 60% in the Equally Weighted S&P 500, 25% in dividend appreciation, 20% in low volatility, 20% in international dividend appreciations, and 15% in the NASDAQ 100. The Fund began to recover April’s losses through May and June.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Rising Dividend Tactical Fund	S&P 500 Index TR
Apr-2021	$10,000	$10,000
Jun-2021	$10,240	$10,449
Sep-2021	$10,200	$10,510
Dec-2021	$11,114	$11,669
Mar-2022	$10,501	$11,133
Jun-2022	$8,622	$9,340
Sep-2022	$7,778	$8,884
Dec-2022	$7,571	$9,556
Mar-2023	$7,571	$10,272
Jun-2023	$7,994	$11,170
Sep-2023	$7,478	$10,805
Dec-2023	$8,565	$12,068
Mar-2024	$9,354	$13,342
Jun-2024	$9,208	$13,913
Sep-2024	$10,257	$14,732
Dec-2024	$9,883	$15,087
Mar-2025	$9,810	$14,443
Jun-2025	$9,665	$16,023

Average Annual Return [Table Text Block]
	1 Year	Since Inception (April 14, 2021)
Quantified Rising Dividend Tactical Fund	4.96%	-0.81%
S&P 500 Index TR	15.16%	11.85%

Performance Inception Date	Apr. 14, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 26,012,348
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 308,717
InvestmentCompanyPortfolioTurnover	208.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$26,012,348
Number of Portfolio Holdings	32
Advisory Fee	$308,717
Portfolio Turnover	208%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	85.4%
Money Market Funds	14.6%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
ETFs – Equities (Technology)	10.0%
Cash & Cash Equivalents	10.0%
ETFs – Equities (Internatonal)	13.0%
ETFs - Equities (Large Cap Income)	16.0%
ETFs - Equities (S&P 500)	51.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	20.9%
Vanguard International Dividend Appreciation ETF	16.7%
Invesco S&P 500 Equal Weight ETF	16.6%
Invesco S&P 500 Low Volatility ETF	16.5%
Invesco QQQ Trust Series 1	12.8%
Fidelity Government Portfolio, Class I	7.1%
First American Government Obligations Fund, Class Z	7.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000161884
Shareholder Report [Line Items]
Fund Name	Quantified STF Fund
Trading Symbol	QSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified STF Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$207	2.21%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund declined by -12.27% for the year primarily due to underperformance in the first quarter of 2025. The NASDAQ 100 Total Return Index, the Fund’s benchmark, gained 16.10% for the same period.

Strategy

The Quantified STF follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund signal began the third quarter of 2024 at 2.0X but adjusted between 0.8X and 1.6X as markets declined and volatility increased. It increased to 2.0X on August 16 as volatility declined while markets attempted to reestablish upward momentum following the market sell-off during July. After fluctuating between 1.6X and 0X in September, it moved to 2.0X on September 12, following a shallow pullback in late August to early September, and remained there through the beginning of the fourth quarter as upward market momentum strengthened. As markets declined and volatility increased in the second half of October, the Fund signal reduced to 1.0X and ended at 0X. Once the post-election rally got underway, the Fund signal ranged from 0X to 2.0X, with adjustments coming from its volatility overlay. When volatility started to pick up in December, the Fund signal went to 0X on December 11 and stayed flat until December 26, when it rose to 1.0X. However, with continued volatility in late December, the signal returned to 0X on December 30, where it remained through the end of 2024 and the beginning of 2025.

It increased to 2.0X on January 6 as markets started to rise. Throughout January, the signal stayed within a range of 1.0X to 2.0X before moving to 0X on February 3. In February and March, the Fund’s volatility overlay triggered signals between 0X and 2.0X, with its targeted volatility component reducing 2X positions to 1.6X and 1.0X positions to 0.8X at times. A spike in volatility from late February through March resulted in whipsaw events for the Fund. Volatility continued to rise in late March, prompting the signal to return to 0X on March 28th, where it stayed through quarter-end. The Fund avoided the market turmoil in early April by remaining in cash. However, it stayed in defensive investments during part of the initial recovery, missing some of the rebound. It moved to a sustained 2.0X position from mid-May through the end of the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified STF Fund	Nasdaq-100® Total Return Index
Nov-2015	$10,000	$10,000
Jun-2016	$8,240	$9,892
Jun-2017	$11,150	$12,799
Jun-2018	$13,749	$16,128
Jun-2019	$13,247	$17,767
Jun-2020	$18,981	$23,768
Jun-2021	$28,638	$34,311
Jun-2022	$23,275	$27,319
Jun-2023	$26,561	$36,370
Jun-2024	$36,878	$47,561
Jun-2025	$32,354	$55,221

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (November 13, 2015)
Quantified STF Fund	-12.27%	11.26%	12.97%
Nasdaq-100® Total Return Index	16.10%	18.36%	19.42%

Performance Inception Date	Nov. 13, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 191,138,206
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,854,303
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$191,138,206
Number of Portfolio Holdings	10
Advisory Fee	$1,854,303
Portfolio Turnover	153%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Exchange-Traded Funds	0.2%
Certificate Of Deposit	2.5%
Private Investment Funds	12.7%
Money Market Funds	84.5%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Private Investment Funds	3%
Cash & Equivalent	30%
Equity Index	67%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.180%,	35.3%
First American Government Obligations Fund Class Z, 4.173%,	35.2%
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	10.7%
Axos Bank, 3.800%, 04/02/27	0.6%
ESSA Bank & Trust, 3.700%, 09/25/26	0.5%
Ally Bank, 3.750%, 09/27/27	0.5%
Texas Exchange Bank SSB, 3.650%, 03/26/27	0.5%
Invesco QQQ Trust Series 1	0.2%
Mount Vernon Liquid Assets Portfolio, 4.460%,	0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000161885
Shareholder Report [Line Items]
Fund Name	Quantified STF Fund
Trading Symbol	QSTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified STF Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$150	1.59%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund declined by -11.74% for the year primarily due to underperformance in the first quarter of 2025. The NASDAQ 100 Total Return Index, the Fund’s benchmark, gained 16.10% for the same period.

Strategy

The Quantified STF follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund signal began the third quarter of 2024 at 2.0X but adjusted between 0.8X and 1.6X as markets declined and volatility increased. It increased to 2.0X on August 16 as volatility declined while markets attempted to reestablish upward momentum following the market sell-off during July. After fluctuating between 1.6X and OX in September, it moved to 2.0X on September 12, following a shallow pullback in late August to early September, and remained there through the beginning of the fourth quarter as upward market momentum strengthened. As markets declined and volatility increased in the second half of October, the Fund signal reduced to 1.0X and ended at 0X. Once the post-election rally got underway, the Fund signal ranged from 0X to 2.0X, with adjustments coming from its volatility overlay. When volatility started to pick up in December, the Fund signal went to OX on December 11 and stayed flat until December 26, when it rose to 1.0X. However, with continued volatility in late December, the signal returned to OX on December 30, where it remained through the end of 2024 and the beginning of 2025.

It increased to 2.0X on January 6 as markets started to rise. Throughout January, the signal stayed within a range of 1.0X to 2.0X before moving to 0X on February 3. In February and March, the Fund’s volatility overlay triggered signals between 0X and 2.0X, with its targeted volatility component reducing 2X positions to 1.6X and 1.0X positions to 0.8X at times. A spike in volatility from late February through March resulted in whipsaw events for the Fund. Volatility continued to rise in late March, prompting the signal to return to 0X on March 28th, where it stayed through quarter-end. The Fund avoided the market turmoil in early April by remaining in cash. However, it stayed in defensive investments during part of the initial recovery, missing some of the rebound. It moved to a sustained 2.0X position from mid-May through the end of the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified STF Fund	Nasdaq-100® Total Return Index
Nov-2015	$10,000	$10,000
Jun-2016	$8,250	$9,892
Jun-2017	$11,222	$12,799
Jun-2018	$13,922	$16,128
Jun-2019	$13,488	$17,767
Jun-2020	$19,445	$23,768
Jun-2021	$29,529	$34,311
Jun-2022	$24,166	$27,319
Jun-2023	$27,729	$36,370
Jun-2024	$38,729	$47,561
Jun-2025	$34,180	$55,221

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (November 13, 2015)
Quantified STF Fund	-11.74%	11.94%	13.61%
Nasdaq-100® Total Return Index	16.10%	18.36%	19.42%

Performance Inception Date	Nov. 13, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 191,138,206
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,854,303
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$191,138,206
Number of Portfolio Holdings	10
Advisory Fee	$1,854,303
Portfolio Turnover	153%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.1%
Exchange-Traded Funds	0.2%
Certificate Of Deposit	2.5%
Private Investment Funds	12.7%
Money Market Funds	84.5%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Private Investment Funds	3%
Cash & Equivalent	30%
Equity Index	67%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.180%,	35.3%
First American Government Obligations Fund Class Z, 4.173%,	35.2%
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	10.7%
Axos Bank, 3.800%, 04/02/27	0.6%
ESSA Bank & Trust, 3.700%, 09/25/26	0.5%
Ally Bank, 3.750%, 09/27/27	0.5%
Texas Exchange Bank SSB, 3.650%, 03/26/27	0.5%
Invesco QQQ Trust Series 1	0.2%
Mount Vernon Liquid Assets Portfolio, 4.460%,	0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000213666
Shareholder Report [Line Items]
Fund Name	Quantified Tactical Fixed Income Fund
Trading Symbol	QFITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Tactical Fixed Income Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$160	1.64%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned -5.06% for the period.  The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, returned 6.08% for the year.

Strategy

The Quantified Tactical Fixed Income Fund’s strategy is to combine numerous computerized strategies to create a multi-strategy, dynamically risk-managed methodology for trading government and high yield bond market indexes represented in the ETF and futures markets.

Techniques

The Fund rose 0.67% for the third quarter of 2024, underperforming the Bloomberg U.S. Aggregate Bond Index’s 5.19% gain. The Fund maintained a long bias toward long-term Treasurys, but took short positions at the start of each month. It also maintained a 26% exposure to high yield bonds throughout the quarter. In the fourth quarter, the Fund declined by 1.69%, still outperforming its benchmark which fell -3.06%. The Fund maintained a long bias for long-term Treasurys throughout the quarter, but briefly traded to a short position early on, which proved beneficial. The Fund also maintained a small exposure to high yield bonds, ranging from 11% to 25% during the period.

The Fund declined -0.14% in the first quarter of 2025 compared to its benchmark return of 2.78%.  The Fund made changes on February 26 to increase exposure to high yield bonds, including expanding the sub-strategies, making the sub-strategies focused on trading high yield bonds, and improving the overlay the portfolio manager uses to select the sub-strategies.  The Fund’s allocations to Treasurys switched between 50% long and 25% short during that period.  When the changes were implemented, the Fund moved to a 100% short position in high yield before shifting to leveraged exposure for most of March.  The Fund fell -3.93% for the second quarter of 2025, underperforming the Bloomberg U.S. Aggregate Bond Index which rose 1.21%.  The Fund started April with long positions in high yield bonds, then intermittently took short positions from mid-April through early June.  It returned to long exposures for the rest of the quarter.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2019	$10,000	$10,000
Jun-2020	$11,184	$10,771
Jun-2021	$10,420	$10,735
Jun-2022	$9,523	$9,630
Jun-2023	$8,251	$9,540
Jun-2024	$7,808	$9,791
Jun-2025	$7,413	$10,386

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (September 13, 2019)
Quantified Tactical Fixed Income Fund	-5.06%	-7.90%	-5.03%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	0.65%

Performance Inception Date	Sep. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 9,870,308
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 330,527
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,870,308
Number of Portfolio Holdings	10
Advisory Fee	$330,527
Portfolio Turnover	91%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	100.0%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
High Yield Bond	67%
Cash & Equivalent	33%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.180%,	43.4%
First American Government Obligations Fund Class Z, 4.173%,	43.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000225736
Shareholder Report [Line Items]
Fund Name	Quantified Tactical Sectors Fund
Trading Symbol	QTSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Quantified Tactical Sectors Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$158	1.61%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned -3.59% for the period.  The S&P 500 Total Return Index, the Fund’s benchmark, returned 15.16% for the year.

Strategy

The Quantified Tactical Sectors Fund is an aggressive active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to underperforming assets.

Techniques

The Fund lost -2.44% in the third quarter of 2024, underperforming its benchmark, the S&P 500 Total Return Index, which rose by 5.89%. It started the period with a 50% allocation in Technology and 50% in the S&P 500 Index, initially generating a gain of 6.79% compared with the S&P 500’s 3.79% gain. However, the sharp sell-off in July erased the gain and more, with the fund declining over 13%. It managed to recover about half of that loss by the end of the quarter. It gained 5.15% in the fourth quarter of 2024, outperforming its benchmark which rose by 2.41%. For most of the quarter, the Fund allocated 25% to Technology, 25% to Financial Services, and the remainder to the S&P 500 Index, maintaining a market exposure of 156%. The Fund rallied 10.60% from October through November, compared to a 5.02% gain for the S&P 500 TR Index during the same period. However, the Fund fell -4.93% in December.

The Fund fell -11.48% in the first quarter of 2025, underperforming the S&P 500 Index, which fell -4.27%. During most of January, it held 25% in Technology, 25% in Financial Services, and 50% in the S&P 500 Index, with a total market exposure of 156%. In February and most of March, it shifted to 25% allocations in Financial Services, Technology, Communication Services, and Consumer Discretionary. The Fund began building a defensive position in the second week of March. Toward quarter-end, Energy and Health Care flashed buy signals and replaced Technology and Consumer Discretionary, which were sitting in the safety of cash. The Fund rose 6.17% in the second quarter of 2025, underperforming the S&P 500 which gained 10.94%. The Fund spent most of April in a defensive position, allocated 100% to cash following the early-month spike in volatility. In May and June, the Fund took positions in Communications Services, Consumer Discretionary, Financial Services, Technology, and the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Tactical Sectors Fund	S&P 500 Index TR
Mar-2021	$10,000	$10,000
Mar-2021	$10,060	$10,553
Jun-2021	$10,560	$11,456
Sep-2021	$8,750	$11,522
Dec-2021	$8,341	$12,793
Mar-2022	$6,866	$12,205
Jun-2022	$6,031	$10,240
Sep-2022	$5,825	$9,740
Dec-2022	$6,043	$10,476
Mar-2023	$5,960	$11,261
Jun-2023	$6,911	$12,246
Sep-2023	$6,136	$11,845
Dec-2023	$6,874	$13,230
Mar-2024	$7,609	$14,626
Jun-2024	$7,642	$15,253
Sep-2024	$7,455	$16,151
Dec-2024	$7,840	$16,540
Mar-2025	$6,939	$15,833
Jun-2025	$7,368	$17,566

Average Annual Return [Table Text Block]
	1 Year	Since Inception (March 4, 2021)
Quantified Tactical Sectors Fund	-3.59%	-6.82%
S&P 500 Index TR	15.16%	13.92%

Performance Inception Date	Mar. 04, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,587,799
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 643,511
InvestmentCompanyPortfolioTurnover	729.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,587,799
Number of Portfolio Holdings	17
Advisory Fee	$643,511
Portfolio Turnover	729%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	12.6%
Collateral for Securities Loaned	28.6%
Exchange-Traded Funds	58.8%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Money Market Funds	13%
Consumer Cyclical	21%
ETFs - Equities (Technology)	66%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	37.9%
Vanguard Information Technology ETF	20.2%
Technology Select Sector SPDR Fund	19.5%
Communication Services Select Sector SPDR Fund	19.3%
Consumer Discretionary Select Sector SPDR Fund	18.9%
First American Government Obligations Fund, Class Z	8.3%
Fidelity Government Portfolio, Class I	8.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.